INCOME TAXES (Tables)	12 Months Ended
May 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAX

For the years ended May 31, 2024 and 2023, the provision for income taxes consisted of the following:

	2024	2023
Current:
Federal	$112,947	$46,572
State	1,456	-
Total current	114,403	46,572
Deferred:
Federal	-	-
State	-	-
Total deferred	-	-
Total	$114,403	$46,572

SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE

For the years ended May 31, 2024 and 2023, a reconciliation of the Company’s effective tax rate to the statutory U.S. Federal rate is as follows:

	2024	2023
Income taxes at Federal statutory rate	21.0%	21.0%
Discounts and interest on notes	(2.1)%	(1.9)%
State taxes	(4.2)%	(2.4)%
Other	(1.2)%	(0.3)%
Change in valuation allowance	(36.3)%	(20.1)%
Income tax provision	(22.9)%	(3.7)%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

There was no net current or deferred income tax expense or benefit for the years ended May 31, 2024 and 2023, due to the Company’s net loss and valuation allowance recorded against its deferred tax assets.

	May 31, 2024	May 31, 2023
Deferred tax assets:
Tax benefit of net operating loss carry-forward (NOL)	$247,637	$187,274
FIN48 reduction in NOL	(219,793)	(168,128)
Stock compensation	346,030	321,755
Research and development expenses	372,544	217,239
Other	2,432	9,354
Total deferred tax assets:	748,850	567,494
Deferred tax liabilities	(4,583)	(4,833)
Net deferred tax assets:	744,267	562,661
Valuation allowance for deferred tax assets	(744,267)	(562,661)
Deferred tax assets, net of valuation allowance	$-	$-

SCHEDULE OF UNRECOGNIZED TAX BENEFITS

Unrecognized tax benefits, May 31, 2022	$-
Gross increases – tax positions in current period	217,239
Unrecognized tax benefits, May 31, 2023	217,239
Gross increases – tax positions in current period	155,305
Unrecognized tax benefits, May 31, 2024	$372,544